Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000250200 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000250200 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250200 | BNY-3136BX3N2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250200 | BNY-62916WAJ1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250200 | BNY-48251BBG4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250200 | BNY-227925AF1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250200 | BNY-BGHAKG5L5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250200 | BNY-81880NAG9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250200 | BNY-817935AA7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250200 | BNY-38181HAC7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250201 | BNY-62916WAJ1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250201 | BNY-69120EAG4
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250201 | BNY-83100AAA0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250201 | BNY-629154AJ4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000250201 | BNY-69120DAA9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250201 | BNY-3142J6C92
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250201 | BNY-01F042459
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250201 | BNY-12570LAC2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250201 | BNY-69688GAC2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250201 | BNY-38178UAA7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136517 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136517 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000136517 | BNY-31418FQ91
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136517 | BNY-912810TA6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136517 | BNY-21H050664
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136517 | BNY-91282CGT2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136517 | BNY-91282CNR8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136517 | BNY-91282CKN0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136517 | BNY-01F022659
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136517 | BNY-91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136519 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136519 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000136519 | BNY-31418FQ91
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136519 | BNY-912810TA6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136519 | BNY-21H050664
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136519 | BNY-91282CGT2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136519 | BNY-91282CNR8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136519 | BNY-91282CKN0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136519 | BNY-01F022659
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136519 | BNY-91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000155968 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000155968 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000155968 | BNY-31418FQ91
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000155968 | BNY-912810TA6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000155968 | BNY-21H050664
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155968 | BNY-91282CGT2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000155968 | BNY-91282CNR8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000155968 | BNY-91282CKN0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000155968 | BNY-01F022659
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000155968 | BNY-91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136520 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136520 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000136520 | BNY-31418FQ91
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136520 | BNY-912810TA6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136520 | BNY-21H050664
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136520 | BNY-91282CGT2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136520 | BNY-91282CNR8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136520 | BNY-91282CKN0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136520 | BNY-01F022659
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136520 | BNY-91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136510 | BNY-78467V608
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136510 | BNY-BL4981694
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136510 | BNY-BL4208296
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136510 | BNY-BL4985190
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136510 | BNY-BL4862100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136510 | BNY-31556TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136510 | BNY-BL3870617
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136510 | BNY-BL4985299
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136510 | BNY-BL4845634
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136510 | BNY-BL4465730
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136511 | BNY-78467V608
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136511 | BNY-BL4981694
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136511 | BNY-BL4208296
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136511 | BNY-BL4985190
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136511 | BNY-BL4862100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136511 | BNY-31556TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136511 | BNY-BL3870617
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136511 | BNY-BL4985299
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136511 | BNY-BL4845634
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136511 | BNY-BL4465730
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155966 | BNY-78467V608
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000155966 | BNY-BL4981694
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000155966 | BNY-BL4208296
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155966 | BNY-BL4985190
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155966 | BNY-BL4862100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155966 | BNY-31556TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155966 | BNY-BL3870617
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155966 | BNY-BL4985299
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155966 | BNY-BL4845634
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155966 | BNY-BL4465730
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136512 | BNY-78467V608
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136512 | BNY-BL4981694
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136512 | BNY-BL4208296
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136512 | BNY-BL4985190
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136512 | BNY-BL4862100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136512 | BNY-31556TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136512 | BNY-BL3870617
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136512 | BNY-BL4985299
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136512 | BNY-BL4845634
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136512 | BNY-BL4465730
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152101 | BNY-78467V608
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152101 | BNY-BL4981694
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152101 | BNY-BL4208296
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152101 | BNY-BL4985190
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152101 | BNY-BL4862100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152101 | BNY-31556TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152101 | BNY-BL3870617
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152101 | BNY-BL4985299
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152101 | BNY-BL4845634
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152101 | BNY-BL4465730
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136514 | BNY-12598FAC3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136514 | BNY-45074JAA2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136514 | BNY-978097AG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136514 | BNY-896522AJ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136514 | BNY-71677KAC2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136514 | BNY-415864AM9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136514 | BNY-63155AAA6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136514 | BNY-89377AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136514 | BNY-039853AA4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136514 | BNY-644274AG7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136516 | BNY-12598FAC3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136516 | BNY-45074JAA2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136516 | BNY-978097AG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136516 | BNY-896522AJ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136516 | BNY-71677KAC2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136516 | BNY-415864AM9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136516 | BNY-63155AAA6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136516 | BNY-89377AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136516 | BNY-039853AA4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136516 | BNY-644274AG7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000155967 | BNY-12598FAC3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155967 | BNY-45074JAA2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155967 | BNY-978097AG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155967 | BNY-896522AJ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155967 | BNY-71677KAC2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155967 | BNY-415864AM9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155967 | BNY-63155AAA6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155967 | BNY-89377AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155967 | BNY-039853AA4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155967 | BNY-644274AG7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136513 | BNY-12598FAC3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136513 | BNY-45074JAA2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136513 | BNY-978097AG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136513 | BNY-896522AJ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136513 | BNY-71677KAC2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136513 | BNY-415864AM9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136513 | BNY-63155AAA6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136513 | BNY-89377AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136513 | BNY-039853AA4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136513 | BNY-644274AG7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152102 | BNY-12598FAC3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152102 | BNY-45074JAA2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152102 | BNY-978097AG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152102 | BNY-896522AJ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152102 | BNY-71677KAC2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152102 | BNY-415864AM9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152102 | BNY-63155AAA6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152102 | BNY-89377AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152102 | BNY-039853AA4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152102 | BNY-644274AG7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136507 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136507 | BNY-629154AJ4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136507 | BNY-3142J6C92
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136507 | BNY-01F042459
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136507 | BNY-01F042467
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136507 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136507 | BNY-3137HR5X3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136507 | BNY-3142J6AN3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136507 | BNY-38181GAA3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136507 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136508 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136508 | BNY-629154AJ4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136508 | BNY-3142J6C92
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136508 | BNY-01F042459
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136508 | BNY-01F042467
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136508 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136508 | BNY-3137HR5X3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136508 | BNY-3142J6AN3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136508 | BNY-38181GAA3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136508 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000155965 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155965 | BNY-629154AJ4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000155965 | BNY-3142J6C92
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155965 | BNY-01F042459
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000155965 | BNY-01F042467
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000155965 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155965 | BNY-3137HR5X3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155965 | BNY-3142J6AN3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155965 | BNY-38181GAA3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000155965 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136509 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136509 | BNY-629154AJ4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136509 | BNY-3142J6C92
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136509 | BNY-01F042459
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136509 | BNY-01F042467
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136509 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136509 | BNY-3137HR5X3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136509 | BNY-3142J6AN3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136509 | BNY-38181GAA3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136509 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152100 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152100 | BNY-629154AJ4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152100 | BNY-3142J6C92
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152100 | BNY-01F042459
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152100 | BNY-01F042467
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152100 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152100 | BNY-3137HR5X3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152100 | BNY-3142J6AN3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152100 | BNY-38181GAA3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152100 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136521 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136521 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000136521 | BNY-629154AJ4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136521 | BNY-3142J6C92
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136521 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136521 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136521 | BNY-40168W129
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136521 | BNY-BRXZX23
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136521 | BNY-3140Y6PR5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136521 | BNY-62916WAA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136522 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136522 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000136522 | BNY-629154AJ4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136522 | BNY-3142J6C92
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136522 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136522 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136522 | BNY-40168W129
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136522 | BNY-BRXZX23
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136522 | BNY-3140Y6PR5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136522 | BNY-62916WAA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155969 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000155969 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000155969 | BNY-629154AJ4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000155969 | BNY-3142J6C92
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155969 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155969 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000155969 | BNY-40168W129
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155969 | BNY-BRXZX23
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155969 | BNY-3140Y6PR5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000155969 | BNY-62916WAA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136523 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136523 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000136523 | BNY-629154AJ4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136523 | BNY-3142J6C92
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136523 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136523 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136523 | BNY-40168W129
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136523 | BNY-BRXZX23
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136523 | BNY-3140Y6PR5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136523 | BNY-62916WAA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152104 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152104 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000152104 | BNY-629154AJ4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152104 | BNY-3142J6C92
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152104 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152104 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152104 | BNY-40168W129
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152104 | BNY-BRXZX23
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152104 | BNY-3140Y6PR5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152104 | BNY-62916WAA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136524 | BNY-373385NX7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136524 | BNY-56042SCY4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136524 | BNY-833102F76
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136524 | BNY-63968M2R9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136524 | BNY-04052FFZ3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136524 | BNY-594746SF7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136524 | BNY-592114AC6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136524 | BNY-01250EAC8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136524 | BNY-95737TFR2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136524 | BNY-652113XC0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136525 | BNY-373385NX7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136525 | BNY-56042SCY4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136525 | BNY-833102F76
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136525 | BNY-63968M2R9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136525 | BNY-04052FFZ3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136525 | BNY-594746SF7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136525 | BNY-592114AC6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136525 | BNY-01250EAC8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136525 | BNY-95737TFR2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136525 | BNY-652113XC0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000155970 | BNY-373385NX7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000155970 | BNY-56042SCY4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155970 | BNY-833102F76
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155970 | BNY-63968M2R9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155970 | BNY-04052FFZ3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155970 | BNY-594746SF7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155970 | BNY-592114AC6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155970 | BNY-01250EAC8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155970 | BNY-95737TFR2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000155970 | BNY-652113XC0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136526 | BNY-373385NX7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136526 | BNY-56042SCY4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136526 | BNY-833102F76
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136526 | BNY-63968M2R9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136526 | BNY-04052FFZ3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136526 | BNY-594746SF7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136526 | BNY-592114AC6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136526 | BNY-01250EAC8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136526 | BNY-95737TFR2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136526 | BNY-652113XC0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136527 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136527 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000136527 | BNY-21H050664
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136527 | BNY-01F022659
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136527 | BNY-91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136527 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136527 | BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136527 | BNY-912810QD3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136527 | BNY-912803FY4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136527 | BNY-912810SW9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136528 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136528 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000136528 | BNY-21H050664
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136528 | BNY-01F022659
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136528 | BNY-91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136528 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136528 | BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136528 | BNY-912810QD3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136528 | BNY-912803FY4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136528 | BNY-912810SW9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000155971 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000155971 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000155971 | BNY-21H050664
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155971 | BNY-01F022659
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155971 | BNY-91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000155971 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000155971 | BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000155971 | BNY-912810QD3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155971 | BNY-912803FY4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000155971 | BNY-912810SW9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136529 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136529 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000136529 | BNY-21H050664
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136529 | BNY-01F022659
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136529 | BNY-91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136529 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136529 | BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136529 | BNY-912810QD3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136529 | BNY-912803FY4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136529 | BNY-912810SW9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152106 | BNY-01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152106 | BNY-01F050668
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000152106 | BNY-21H050664
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152106 | BNY-01F022659
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152106 | BNY-91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152106 | BNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152106 | BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152106 | BNY-912810QD3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152106 | BNY-912803FY4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152106 | BNY-912810SW9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205703 | BNY-38181GAA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205703 | BNY-78462F103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205703 | BNY-464287200
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205703 | BNY-3137HMCN8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205703 | BNY-05550GAU1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205703 | BNY-284913AA8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205703 | BNY-15675QAA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205703 | BNY-30323CAE0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205703 | BNY-67114HAA2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205703 | BNY-67181DAA9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205704 | BNY-38181GAA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205704 | BNY-78462F103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205704 | BNY-464287200
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205704 | BNY-3137HMCN8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205704 | BNY-05550GAU1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205704 | BNY-284913AA8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205704 | BNY-15675QAA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205704 | BNY-30323CAE0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205704 | BNY-67114HAA2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205704 | BNY-67181DAA9
Holdings [Line Items]
Percent of Net Asset Value	0.80%